Taxation - Schedule of Current and Deferred Portion of Income Tax Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current and Deferred Portion of Income Tax Expense [Abstract]
Current income tax expense
Deferred income tax expense
Total income tax expense